Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2013
Restricted Cash [Abstract]
Components Of Restricted Cash

	2012	2013
Cash securing our obligations under ECA-guaranteed financings	$41,895	$59,609
Cash securing our obligations under ALS II debt	15,712	15,004
Cash securing our obligations under AerFunding revolving credit facility	82,070	71,379
Cash securing our obligations under Genesis securitization debt	28,955	35,836
Cash securing our obligations under TUI portfolio acquisition facility	25,656	26,509
Cash securing our obligations under other debt	82,043	52,800
Cash securing our obligations under SkyFunding I and II facilities	2,740	7,472
Other	1,582	4,178
	$280,653	$272,787